Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of Risk Management [line items]
Percentage of debt securities in investment grade with ratings ranging between AAA to BBB	99.00%	99.00%
Percentage of total mortgage portfolio	14.00%	15.00%
Loaned securities included in invested assets	$ 21,692,000,000	$ 15,901,000,000
Reverse repurchase transactions recorded as short-term receivables	990,000,000	63,000,000
Repurchase transactions recorded as payables	$ 333,000,000	64,000,000
Term of credit default swaps	5 years
Credit protection purchased	$ 0	0
Mitigated exposure to credit risk	12,038,000,000	7,848,000,000
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	9,188,000,000	6,707,000,000
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	68,000,000	245,000,000
Maximum credit exposure related to derivatives	20,144,000,000	14,320,000,000
Reinsurance assets	$ 41,446,000,000	$ 43,053,000,000
Percentage ceded to reinsurers	94.00%	94.00%
Exposure to credit risk	$ 26,638,000,000	$ 24,435,000,000
Net exposure after offsetting agreements and benefit of fair value of collateral held	14,808,000,000	18,618,000,000
Fixed Surplus Note [Member]
Disclosure of Risk Management [line items]
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0	0
Bottom of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 30
Top of range [Member]
Disclosure of Risk Management [line items]
Global retention limit			$ 35
Derivatives [Member]
Disclosure of Risk Management [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	3,047,000,000	2,269,000,000
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 0	$ 0
AA Credit Grades or Higher [Member]
Disclosure of Risk Management [line items]
Derivative exposure with counterparties, percentage	23.00%	19.00%
Securities lending [Member]
Disclosure of Risk Management [line items]
Loaned securities included in invested assets	$ 558,000,000	$ 1,518,000,000